FIRST FOCUS FUNDS
                  INSTITUTIONIONAL CLASS PROSPECTUS

                  SUPPLEMENT DATED DECEMBER 30, 2002
                 TO THE INSTITUTIONAL SHARES PROSPECTUS
                            DATED JULY July 31, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

         On November 5, 2002, the Board of Directors of the First Focus Funds, Inc. (the "Company") approved the termination of First Focus U.S. Government Money Market Fund (the "Fund") and directed that all outstanding shares of the Fund be redeemed in a manner determined by the officers of the Company to be in the best interests of the holders of such shares. Accordingly, on December 30, 2002, the Fund was terminated. All references to the Fund contained within the Prospectus are hereby deleted as of the date of the termination of the Fund.

         Pages 37, 38, 39 and the first 6 lines of page 40 of the Prospectus are hereby deleted and replaced by the following:

                  BUYING, SELLING AND EXCHANGING SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Institutional Class Shares of the Funds. The Funds reserve the right to refuse purchases that may adversely affect the Funds.

BUYING SHARES

You can buy Institutional Class Shares by mail or wire, or through First National Bank of Omaha or its affiliates, your broker/dealer or other institutions. For a Purchase Application, call 1-800-662-4203.

OPENING AN ACCOUNT BY MAIL

Make out a check for the amount you want to invest, payable to the Fund you want. See below for minimum amounts.

Mail the check and a completed Purchase Application to:

                    First Focus Funds Service Center
                    P.O. Box 219022
                    Kansas City, MO 64121-9022

ADDING TO YOUR ACCOUNT BY MAIL
Make out a check for the amount you want to invest, payable to the Fund you want. See below for minimum amounts.

Mail the check and a note with your account number to:

                    First Focus Funds Service Center
                    P.O. Box 219022
                    Kansas City, MO 64121-9022

ADDING TO YOUR ACCOUNT BY WIRE

Call 1-800-662-4203 for the account number to which funds should be wired. Your bank may charge a wire transfer fee.

THROUGH FIRST NATIONAL BANK OF OMAHA, ITS CORRESPONDENTS OR AFFILIATES

You may be able to buy Institutional Class Shares through some bank accounts. These accounts have their own requirements and may charge fees associated with your investment, which will reduce your net return. For details, see your bank representative.

THROUGH OTHER INSTITUTIONS

To find out if you can buy Institutional Class Shares through your bank, broker/ dealer, or other institution, call 1-800-662-4203. Check with your institution on account requirements, procedures, and any fees, which will reduce your net return.

AUTO INVEST PLAN

You can make regular monthly or quarterly purchases by Automated Clearing House
(ACH) transfer from your bank account. The minimum investment to open your account is $100; the minimum for additional investments is $50. To start, complete the Auto Invest Plan section of the Purchase Application. To change your plan, send the Funds a written request.

                  SELLING (REDEEMING) SHARES

If you purchase your shares directly from the Funds, you can redeem them as described below. If you purchase shares through a bank or other institution, you need to meet that institution's account requirements.

BY MAIL, PHONE OR WIRE
   [BULLET POINT] Send a written request to:
                  First Focus Funds Service Center
                  P.O. Box 219022
                  Kansas City, MO 64121-9022

                                    or

   [BULLET POINT] If you previously authorized telephone redemptions, call
                  1-800-662-4203 to request the redemption.

   [BULLET POINT] The Funds will mail a check payable to the  Shareholder(s) of record to the address of record, or wire the funds via ACH at no charge to a previously designated bank account. Check with your bank to determine if it charges a wire transfer fee. See "Signature Guarantees," below.

AUTO WITHDRAWAL PLAN

You can redeem shares automatically every month or quarter and have a check for the specified amount mailed to you. The minimum withdrawal is $100. To start, call 1-800-662-4203. To change your plan, send the Funds a signature-guaranteed written request. See "Signature Guarantees," below. You could have negative tax results if you purchase shares while you're making withdrawals. Be sure to check with your tax adviser on the effects of this plan, especially if you're also purchasing shares.

EXCHANGING SHARES

You can exchange shares of one First Focus Fund for shares of another. An exchange is considered a sale of shares; you may have a capital gain or loss for federal income tax purposes.

   [BULLET POINT] Read the Prospectus of the Fund whose shares you want to buy in the exchange.

   [BULLET POINT] Mail the Funds your request or call 1-800-662-4203.

   [BULLET POINT] The amount to be exchanged must meet minimum investment requirements, described below.

The Funds may change or eliminate the exchange privilege with 60 days' notice to Shareholders, though there are no plans to do so. You may exchange only into Fund shares legally available in your state.
                  TRANSACTION POLICIES

SHARE PRICE

The price per share for each Fund, equal to net asset value (NAV), is calculated each business day at the regularly scheduled normal close of trading on the New York Stock Exchange (NYSE) (typically 4 p.m. Eastern Time). A business day is any day on which the NYSE is open for business.

If the Funds receive your buy or sell order before the daily valuation time, you will pay or receive that day's NAV for each share. Otherwise you will pay or receive the next business day's NAV for each share.

To calculate the NAV, First Focus Funds adds up the value of all a Fund's securities and other assets, subtracts any liabilities, and divides by the number of shares of that Fund outstanding. You can determine the value of your account on any particular day by multiplying the number of shares you own by the day's NAV.

The Funds' securities are valued at market value. If reliable market prices aren't available, the fair value prices may be determined using methods approved by the Funds' Board of Directors. The International Equity Fund may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the International Equity Fund does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

                  MINIMUM INVESTMENTS AND ADDITIONS

The minimum initial investment for each Fund is $1,000. For additional investments, it's $50. Under the Auto Invest Plan, the required initial investment drops to $100. The Funds may also waive minimum requirements for Individual Retirement Accounts and payroll deduction plans.

If an exchange or redemption causes the value of your account (other than an Auto Invest Plan or payroll deduction account) to fall below $1,000, the Funds may ask you to add to your account. If the balance remains below the minimum after 60 days, the Funds may close out your account and mail you the proceeds.

                  REDEMPTION PAYMENTS

If you redeem shares, your payment normally will be sent within seven days of the Transfer Agent receiving your request. Shares are sold at the next NAV calculated after your request is received in good order. Unless it would hurt a Fund or its Shareholders, the Funds try to honor requests for next-day payment if your order is received on a business day before 4 p.m. Eastern Time, or second-day payment if your order is received after that time.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to 15 calendar days. This is intended to protect the Funds and their Shareholders from loss.

The Funds intend to pay cash for all shares redeemed, but under unusual conditions may make payment wholly or partly in portfolio securities whose market value equals the redemption price. You will incur brokerage costs when converting them to cash.

The Funds may suspend your right to sell your shares during times when the NYSE restricts or halts trading, or as otherwise permitted by the SEC.

                  SIGNATURE GUARANTEES

Signature guarantees are designed to prevent unauthorized transactions. The guarantor pledges that the signature presented is genuine - and, unlike a notary public, is financially responsible if it's not.

You can obtain signature guarantees from banks, brokers/dealers, credit unions, securities exchanges and some other institutions. A notary public is not acceptable. The Funds require a signature guarantee to change the address to which a redemption check is to be mailed or to make the check payable to someone other than the Shareholder(s) of record. If you have changed your address within 30 days of a redemption request, a signature guarantee is required. For joint accounts, each signature must be guaranteed. The Transfer Agent reserves the right to reject any signature guarantee.

                  TELEPHONE TRANSACTIONS

For purchases made by telephone, the Funds and their agents will use reasonable procedures to confirm telephone instructions are genuine. These procedures may include, among others, requiring some form of identification before acting on telephone instructions; providing written confirmation of all such transactions; and tape recording all telephone instructions. If reasonable procedures are followed, the Funds and their agents will not be liable for any loss, cost, or expense due to an investor's telephone instructions or an unauthorized telephone redemption.

If, because of peak activity or adverse conditions, you can't place a telephone transaction, consider mailing your request as described in "Buying Shares" and "Selling Shares" above. The Funds reserve the right to refuse a telephone transaction.

         PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FFF-SU - 012-01

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456


                                                               December 31, 2002
VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Re:      First Focus Funds, Inc.
         File Number 33-85982

Ladies and Gentlemen:

On behalf of the First Focus Funds, Inc., and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached please fund a supplement dated December 30, 2002 to the Institutional Class Prospectus dated July 31, 2002.



                                                                 ---------------
                                                                Laurie V. Brooks
                                                            SEI Legal Department